U.S. Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100
Glendora, CA 91741

October 6, 2008

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

RE:          BRANDES INVESTMEN TRUST (the “Trust”)
Securities Act Registration No: 33-81396
Investment Company Registration No: 811-08614

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, the Brandes Institutional Global Equity Fund and the Brandes Institutional International Equity Fund, (the “Funds”), hereby certifies that the forms of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(b) or (c) under the 1933 Act would not have differed from that contained in the most recent amendment for the Funds dated October 1, 2008, and filed electronically as Post-Effective Amendment No. 29 to the Funds’ Registration Statement on Form N-1A on September 30, 2008.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (626) 914-7363.

Sincerely,

/s/Elaine E. Richards

Elaine E. Richards, Esq.
for U.S. Bancorp Fund Services, LLC